Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Details) $ in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 28, 2013 USD ($)	Dec. 31, 2010 USD ($)	Apr. 02, 2016 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 28, 2016	Oct. 27, 2016 USD ($)	Jan. 30, 2016	Dec. 31, 2015 USD ($)	May 30, 2015	Dec. 31, 2013 USD ($)
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Dividends received from affiliates					$ 23	$ 24	$ 53
Investments in and advances to affiliates	$ 851				804	851
Income tax expense					1	181	70
Loss from affiliates					(44)	(7)	81
Foreign currency translation adjustment					(53)	(6)	(26)
Receivables due from affiliates	120				111	120
Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	231				192	231
Loss from affiliates					(30)	(10)	11
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales					927	441	319
Net income (loss)					(60)	(21)	22
Total assets	596				623	596	364
Total liabilities	138				243	138	14
Total equity	458				380	458	350
CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	240				255	240
Loss from affiliates					(11)	7	(10)
Carrying value of investment in affiliates over (under) entity's share of affiliates' book value					57
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales					3,238	2,907	2,871
Net income (loss)					(13)	23	(6)
Total assets	1,793				1,914	1,793	1,201
Total liabilities	1,150				1,242	1,150	734
Total equity	643				672	643	467
Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	28				28	28
Loss from affiliates					2	(7)	1
Carrying value of investment in affiliates over (under) entity's share of affiliates' book value					(26)
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales					66	58	47
Net income (loss)					11	5	7
Total assets	229				272	229	277
Total liabilities	114				133	114	109
Total equity	115				$ 139	115	168
Time lag for reporting financial information					3 months
Sugar and Alcohol
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	4				$ 4	4
Loss from affiliates					1	1	2
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales					5	10	10
Net income (loss)					3	2	3
Total assets	10				10	10	10
Total liabilities	2				2	2	2
Total equity	8				$ 8	8	8
Time lag for reporting financial information					1 month
Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	310				$ 295	310
Loss from affiliates					(16)	(4)	73
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales					1,591	1,670	1,813
Operating income (loss)					(16)	15	162
Net income (loss)					(30)	(8)	139
Total assets	999				1,072	999	1,154
Total liabilities	400				502	400	529
Total equity	599				$ 570	599	625
Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Number of businesses | item					2
Investments in and advances to affiliates	38				$ 30	38
Loss from affiliates					10	6	4
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales					138	105	146
Net income (loss)					33	23	14
Total assets	265				247	265	261
Total liabilities	145				139	145	175
Total equity	120				$ 108	$ 120	86
Subordinated loan | Notes receivable
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Paid-in-kind interest	$ 6
Minimum
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information					1 month
Maximum
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information					3 months
Morocco | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	19.40%					19.40%
Additional investment or capital contribution						$ 7
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information					3 months
Businesses conducting flour, maize and feed milling and poultry production and processing | Botswana | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Democratic Republic of Congo | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Gambia | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Kenya | Minimum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					46.64%
Businesses conducting flour, maize and feed milling and poultry production and processing | Kenya | Maximum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Lesotho | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Mauritania | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Morocco | Minimum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					11.44%
Businesses conducting flour, maize and feed milling and poultry production and processing | Morocco | Maximum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					17.08%
Businesses conducting flour, maize and feed milling and poultry production and processing | Nigeria | Minimum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Nigeria | Maximum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					48.33%
Businesses conducting flour, maize and feed milling and poultry production and processing | Senegal | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | South Africa | Minimum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					30.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | South Africa | Maximum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Tanzania | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Zambia | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Colombia | Minimum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					40.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Colombia | Maximum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					42.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Ecuador | Minimum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Ecuador | Maximum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Guyana | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Peru | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Jamaica | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Haiti | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					23.33%
Businesses conducting flour, maize and feed milling and poultry production and processing | Turkey | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Australia | Minimum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					22.50%
Businesses conducting flour, maize and feed milling and poultry production and processing | Australia | Maximum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Canada | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					45.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | United States | Maximum | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					40.00%
Bakery business | Democratic Republic of Congo | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Notes receivable from affiliates	$ 15				$ 8	15							$ 32
Income tax expense							0
Investment in business, advances and long-term note receivable					0
Loss from affiliates					$ 7	4
Percentage of note receivable guaranteed by the other shareholder					50.00%
Bakery business | Democratic Republic of Congo | CT&M | Notes receivable
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Reserve on receivables from affiliates							16
Cargo terminal business | Jamaica | Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					21.00%
Cargo terminal business | Haiti | Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					36.00%
Investments in and advances to affiliates							7
Asset impairment charges						5
Notes receivable from affiliates							8
Cargo terminal business | Haiti | Marine | Notes receivable
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Asset impairment charges						1
Cargo terminal business | Haiti | Marine | Affiliate receivables
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Asset impairment charges						3
Sugar related businesses | Argentina | Sugar and Alcohol
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Number of businesses | item					2
Sugar related business one | Argentina | Sugar and Alcohol
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					46.00%
Sugar related business two | Argentina | Sugar and Alcohol
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Butterball, LLC
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Investee's intangible assets for trade name					$ 111
Investee's intangible assets for goodwill					$ 74
Percentage of the Butterball's earnings recorded as income from affiliates in the Consolidated Statements of Comprehensive Income (as a percent)					52.50%
Loss from affiliates						18
Butterball, LLC | Subordinated loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate			$ 100
Maturity period of unsecured subordinated loan provided			7 years
Interest rate on loan provided (as a percent)										10.00%
Notes receivable from affiliates			$ 89
Repayment of notes receivable	$ 164
Butterball, LLC | Detachable warrants
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Additional equity interest that can be acquired upon exercise of warrants (as a percent)					5.00%
Economic interest (as a percent)					52.50%
Notes receivable from affiliates			$ 11
Belarina | Brazil
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investment in business, advances and long-term note receivable											$ 0
Belarina | Brazil | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership		50.00%						98.00%
Investment in equity and long-term advances							14
Investments in and advances to affiliates									$ 63
Loss from affiliates							(10)
Foreign currency translation adjustment							(4)
Belarina | Brazil | Term loan | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate		$ 13
Grain trading and flour milling business | Mauritania | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Ownership interest acquired					50.00%
Total consideration					$ 16
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Time lag for reporting financial information					3 months
Seaboard Triumph Foods | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership												50.00%
Amount invested under equity method						73	51
Daily's | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%
Triumph, Daily's and STF | Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Fixed assets and other costs transferred						$ 14
Peruvian affiliate | CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate				$ 12
Electricity generating facility | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					29.90%
Dividends received from affiliates					$ 18		$ 9
Energy related business one | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					45.00%
Energy related business two | Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership					50.00%